Reserves - Movement in Reserves (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Beginning balance				$ 141.9				$ 169.7				$ 175.4	$ 141.9	$ 169.7	$ 175.4
Net income for the year													11.5	21.9	16.1
Currency translation differences													11.6	(13.1)	(8.6)
Increase in fair value of cash flow hedges														1.1	(5.4)
Remeasurement of defined benefit retirement plans													(9.5)	21.7
Deferred income taxes on items taken to other comprehensive income													(5.8)	4.3	(0.4)
Equity dividends	$ (3.4)	$ (3.3)	$ (3.3)	(3.3)	$ (3.3)	$ (3.3)	$ (3.3)	(3.4)	$ (2.7)	$ (2.7)	$ (2.7)	(2.7)	(13.3)	(13.3)	(10.8)
Equity settled share based compensation charges													2.6	1.2	0.9
Deferred income taxes on items taken to equity													0.6		(0.3)
Ending balance	162.3				141.9				169.7				162.3	141.9	169.7
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance				(3.3)				(3.5)				0.9	(3.3)	(3.5)	0.9
Increase in fair value of cash flow hedges													3.1	(1.1)	(5.4)
Transfer to consolidated income statement on cash flow hedges													0.6	(0.9)	(0.1)
Deferred income taxes on items taken to other comprehensive income													(0.6)		1.1
Ending balance	(0.2)				(3.3)				(3.5)				(0.2)	(3.3)	(3.5)
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance				(57.9)				(44.8)				(36.2)	(57.9)	(44.8)	(36.2)
Currency translation differences													11.6	(13.1)	(8.6)
Ending balance	(46.3)				(57.9)				(44.8)				(46.3)	(57.9)	(44.8)
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance				3.8				4.1				3.7	3.8	4.1	3.7
Equity settled share based compensation charges													2.6	1.2	1.4
Cash settled share based compensation charges															(0.5)
Utilization of treasury shares													(0.6)	(0.6)	(0.5)
Utilization of ESOP shares													(0.4)	(0.9)
Ending balance	5.4				3.8				4.1				5.4	3.8	4.1
Merger reserve
Disclosure of reserves within equity [line items]
Beginning balance				(333.8)				(333.8)				(333.8)	(333.8)	(333.8)	(333.8)
Ending balance	(333.8)				(333.8)				(333.8)				(333.8)	(333.8)	(333.8)
Retained earnings
Disclosure of reserves within equity [line items]
Beginning balance				$ 308.1				$ 316.6				$ 308.8	308.1	316.6	308.8
Net income for the year													11.5	21.9	16.1
Remeasurement of defined benefit retirement plans													9.5	(21.7)	4.4
Deferred income taxes on items taken to other comprehensive income													(5.2)	4.3	(1.5)
Equity dividends													(13.3)	(13.3)	(10.8)
Deferred income taxes on items taken to equity													0.6		(0.3)
Utilization of treasury shares													0.1	0.1	(0.1)
Utilization of ESOP shares													0.1	0.2
Ending balance	$ 311.4				$ 308.1				$ 316.6				$ 311.4	$ 308.1	$ 316.6